INTEREST- BEARING BANK BORROWINGS (SECURED) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Abstract]
Disclosure of detailed information about borrowings [text block]
As of December 31,
	2017	2016
	RMB’000	RMB’000
Short-term bank borrowings - repayable within one year – shown under current liabilities	-	-
Long-term bank borrowings - repayable more than one year but not more than 5 years - shown under non-current liabilities	-	-
	-	-

Disclosure of detailed information that are denominated in currencies [Text Block]	Bank borrowings are denominated in the following currencies:
As of December 31,
	2017	2016
	RMB’000	RMB’000
Renminbi	-	-
US dollars	-	-
	-	-

Disclosure of detailed information about the borrowings and interest rate [Table Text Block]
The exposure of the Company’s loans is as follows:

As of December 31,
	2017		2016
	Effective interest rates %	RMB’000	Effective interest rates %	RMB’000
Fixed rate borrowings:		-		-
Variable rate borrowings:	-%	-	-%	-
		-		-

Disclosure of undrawn bank borrowing facilities [text block]	As of the end of the reporting periods, the Company has the following undrawn bank borrowing facilities:
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Variable-rate - expiring within one year	-	-